Cover	Sep. 11, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2020
Entity File Number	001-35186
Entity Registrant Name	SPIRIT AIRLINES, INC.
Entity Central Index Key	0001498710
Entity Tax Identification Number	38-1747023
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2800 Executive Way
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	954
Local Phone Number	447-7920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.0001 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	SAVE
Security Exchange Name	NYSE
Series A Preferred Stock Purchase Rights [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Series A Preferred Stock Purchase Rights
Trading Symbol	SAVE
Security Exchange Name	NYSE